Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Park-Ohio Industries, Inc. 401(K) Retirement Plan
EIN #34-6520107          Plan #011
Schedule H, Line 4i – Schedule of Assets
(Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity value		(d) Cost	(e) Current Value
	Common Stock Fund
*	Park-Ohio Holdings Corp.	334,984	units of Park-Ohio Stock Fund	**	$1,071,949
	Mutual Funds
	American Funds	320,914	shares of Growth Fund of America R4	**	25,458,124
*	Schwab	1,314,579	shares of S&P 500 Index Fund	**	23,057,710
	American Funds	208,260	shares of Washington Mutual Investors Fund Class R-4	**	13,457,749
	Metropolitan West	919,946	shares of Metropolitan West Total Return BD	**	8,435,903
	Oakmark	206,742	shares of Equity and Income Fund Class I	**	8,071,210
	MassMutual	241,620	shares of MassMutual Select Midcap GWTH EQ II R5	**	3,899,753
	Templeton	295,939	shares of World Fund Class A	**	5,258,844
	T Rowe Price	62,502	shares of T Rowe Price New Horizons Fund	**	3,231,962
	Vanguard	18,587	shares of Vanguard Mid Cap Index Fund Admiral	**	6,679,346
	Goldman Sachs	73,538	shares of Goldman Sachs Small-Cap Value Instruments	**	2,784,868
	Dodge & Cox	221,561	shares of Dodge & Cox International Stock Fund	**	3,646,894
	American Funds	59,434	shares of Europacific Growth Fund Class R-4	**	3,488,159
	T Rowe Price	25,438	shares of T Rowe Price Retirement 2030 Fund	**	705,914
	T Rowe Price	3,617	shares of T Rowe Price Retirement 2020 Fund	**	71,409
	T Rowe Price	9,286	shares of T Rowe Price Retirement 2025 Fund	**	163,802
	T Rowe Price	2,739	shares of T Rowe Price Retirement 2040 Fund	**	94,230
	T Rowe Price	866	shares of T Rowe Price Retirement 2010 Fund	**	13,854
	T Rowe Price	21,898	shares of T Rowe Price Retirement 2035 Fund	**	511,970
	T Rowe Price	1,260	shares of T Rowe Price Retirement 2015 Fund	**	16,802
	T Rowe Price	1,996	shares of T Rowe Price Retirement 2045 Fund	**	50,739
	T Rowe Price	4,220	shares of T Rowe Price Retirement 2050 Fund	**	91,325
	T Rowe Price	1,792	shares of T Rowe Price Retirement 2055 Fund	**	40,760
	T Rowe Price	316	shares of T Rowe Price Retirement Balance Fund	**	4,428

	Common/Collective Trusts
*	Schwab	283,364	units of Managed Retirement Trust Fund 2030 Class II	**	15,559,496
*	Schwab	149,947	units of Managed Retirement Trust Fund 2020 Class II	**	6,404,242

*	Schwab	228,747	units of Managed Retirement Trust Fund 2040 Class II	**	14,626,088
*	Schwab	150,958	units of Managed Retirement Trust Fund 2050 Class II	**	5,525,063
*	Schwab	19,761	units of Managed Retirement Trust Income Fund Class II	**	482,574
*	Schwab	85,564	units of Managed Retirement Trust Fund 2025 Class II	**	2,200,711
*	Schwab	20,829	units of Managed Retirement Trust Fund 2010 Class II	**	741,112
*	Schwab	70,823	units of Managed Retirement Trust Fund 2045 Class II	**	2,349,207
*	Schwab	33,436	units of Managed Retirement Trust Fund 2055 Class II	**	1,272,844
*	Schwab	74,820	units of Managed Retirement Trust Fund 2035 Class II	**	2,255,065
*	Schwab	4,633,284	units of Managed Retirement Trust Fund 2015 Class II	**	104,434
*	Schwab	95,025	units of Managed Retirement Trust Fund 2060 Class II	**	2,591,328

	Cash
*	Schwab Bank Savings Cash Account			**	11,859,498
	Total investments				$176,279,366

*	Participant loans	Varying maturity dates with interest rates ranging from 4.25% to 10.25%			$1,787,271

*	Indicates party-in-interest to the Plan.
**	Cost – not required.